Financial liabilities at amortized cost – deposits	12 Months Ended
Dec. 31, 2021
Financial Liabilities At Amortized Cost Deposits
Financial liabilities at amortized cost – deposits

18. Financial liabilities at amortized cost – deposits

	2021	2020

Deposits by customers (i)
Bank receipt of deposits (RDB)	7,728,108	4,445,705
Deposits in electronic money	1,887,945	1,029,284
Bank receipt of deposits (RDB-V)	31,557	90,360
Time deposit (ii)	19,181	19,513
Other deposits	509	-
Total	9,667,300	5,584,862

(i)	In June 2019, Nu Financeira's RDB was launched as an investment option in “NuConta''. Unlike the deposits in electronic money, Nu can use the resources from RDB’s deposits in other operations and as funding for the lending and credit card operations. RDB’s deposits guarantees from the Brazilian Deposit Guarantee Fund (“FGC”). Deposits in electronic money through “NuConta", and part of the RDBs correspond to customer deposits on-demand with daily maturity made in the prepaid account, denominated in Brazilian reais. In November 2019, Nu Financeira launched another type of RDB, the Linked Bank Receipt of Deposit (“RDB-V”), which has the same remuneration characteristics and daily liquidity as RDB.

In September 2020, Nu Financeira launched a new investment option – a RDB with scheduled redemption. Such modality differs from the common RDB, as it has redemption terms from 3 to 36 months and remuneration between 102% and 126% of the Brazilian CDI rate as of December 31, 2021, and 2020.

Deposits in electronic money include "NuConta" deposits as well as “Conta NuInvest" amounts, the latter corresponding to on-demand deposits of the Groups’ investment brokerage clients. Those deposits are required by BACEN to be invested in Brazilian government bonds.

(ii)	In July 2020, the subsidiary Nu Financeira issued a time deposit instrument (“DPGE”), also with a special guarantee from FGC, in the amount of R$100,000, equivalent to US$19,000 at the issuance date, remunerated at the Brazilian DI rate + 1% per annum and maturity on July 7, 2022.

Breakdown by maturity

	2021
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,887,945	-	1,887,945
Bank receipt of deposits (RDB)	7,663,355	64,753	7,728,108
Bank receipt of deposits (RDB-V)	31,557	-	31,557
Time deposit	19,181	-	19,181
Other deposits	509	-	509
Total	9,602,547	64,753	9,667,300

	2020
	Up to 12 months	Over 12 months	Total
Deposits by customers
Deposits in electronic money	1,029,284	-	1,029,284
Bank receipt of deposits (RDB)	4,415,892	29,813	4,445,705
Bank receipt of deposits (RDB-V)	90,360	-	90,360
Time deposit	-	19,513	19,513
Total	5,535,536	49,326	5,584,862